Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

June 13, 2025

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Canary Marinade Solana ETF

Ladies and Gentlemen:

On behalf of Canary Marinade Solana ETF (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant’s amended registration statement on Form S-1 (the “Registration Statement”), which includes as exhibits to the Registration Statement the Registrant’s Amended Certificate of Trust and the Amended and Restated Trust Agreement (collectively, the “Exhibits”). The Registration Statement and Exhibits relate to shares of beneficial interest of Canary Marinade Solana ETF, a Delaware statutory trust intending to operate as an exchange-traded fund.

If you have any questions please do not hesitate to contact Morrison C. Warren at (312) 845-3484 or James M. Audette at (312) 845-3421.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP
Chapman and Cutler LLP